Business combinations (Details 1) - Just Eat Acquisition € in Millions, shares in Millions	Apr. 15, 2020 EUR (€) shares
Business combinations
Total consideration	€ 7,430
Other intangible assets	3,041
Property and equipment	18
Investments in associates and joint ventures	1,730
Right-of-use assets	64
Deferred tax assets	59
Other non-current assets	1
Trade and other receivables	80
Current tax asset	16
Inventories	4
Cash and cash equivalents	113
Borrowings	(348)
Deferred tax liability	(604)
Other non-current liabilities	(3)
Lease liability	(64)
Trade and other liabilities	(280)
Current tax liability	(6)
Total fair value of net identifiable assets and liabilities	3,821
Non-controlling interest	(5)
Goodwill recognised	€ 3,614
Ordinary share issued in shares | shares	82.8